Note 6 - Inventory	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]

Note 6 – Inventory

Inventory of construction supplies not yet charged to specific projects was $53,950 and $38,127 as of December 31, 2018 and 2017, respectively. The Company values items of inventory at the lower of cost or market and uses the first in first out method to charge costs to jobs. The Company has established a valuation reserve of 10% of the value of inventory after write downs for obsolescence.